John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 96.1%		$1,191,675,022
(Cost $857,951,856)
Austria 0.9%		11,354,708
BAWAG Group AG (A)(B)	179,620	11,354,708
Canada 5.5%		68,022,607
BCE, Inc.	241,466	7,820,883
Enbridge, Inc.	282,874	10,063,578
Great-West Lifeco, Inc.	211,080	6,157,818
Nutrien, Ltd. (New York Stock Exchange)	127,186	6,475,039
Restaurant Brands International, Inc.	233,129	16,405,288
Rogers Communications, Inc., Class B	170,478	6,305,462
Royal Bank of Canada	69,643	7,414,570
TELUS Corp.	487,502	7,379,969
France 6.5%		80,463,289
AXA SA	527,836	17,297,842
Cie Generale des Etablissements Michelin SCA	246,037	9,509,607
Orange SA	1,021,332	10,244,483
Sanofi SA	170,209	16,415,491
TotalEnergies SE	309,226	20,703,854
Vinci SA	59,694	6,292,012
Germany 5.1%		63,260,643
Allianz SE	47,594	13,218,329
Deutsche Post AG	303,042	12,305,609
Deutsche Telekom AG	792,425	19,918,008
Muenchener Rueckversicherungs-Gesellschaft AG	18,823	9,410,663
Siemens AG	45,174	8,408,034
Ireland 0.8%		9,905,024
Medtronic PLC	125,842	9,905,024
Italy 1.0%		12,635,470
Snam SpA (C)	2,861,284	12,635,470
Japan 1.1%		13,491,051
Astellas Pharma, Inc.	689,700	6,804,406
Toyota Motor Corp.	325,900	6,686,645
South Korea 2.2%		27,515,818
Hyundai Glovis Company, Ltd.	51,358	8,146,079
Samsung Electronics Company, Ltd., GDR (A)	6,722	9,853,498
SK Telecom Company, Ltd.	254,873	9,516,241
Switzerland 3.2%		40,018,226
Garmin, Ltd.	48,938	7,972,979
Nestle SA	64,534	6,587,262
Novartis AG	169,133	18,007,873
Roche Holding AG	26,890	7,450,112
Taiwan 1.6%		20,096,607
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	115,624	20,096,607
United Kingdom 9.5%		117,376,584
AstraZeneca PLC, ADR	196,829	15,350,694
BAE Systems PLC	544,238	9,065,138
British American Tobacco PLC	376,180	11,556,081
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	273,464	$19,927,322
GSK PLC	600,168	11,543,714
Imperial Brands PLC	558,392	14,288,538
National Grid PLC	777,369	8,680,174
Schroders PLC	1,462,775	6,694,410
Segro PLC	616,302	6,972,900
Unilever PLC	242,272	13,297,613
United States 58.7%		727,534,995
AbbVie, Inc.	131,220	22,506,854
American Electric Power Company, Inc.	119,926	10,522,307
Analog Devices, Inc.	90,079	20,561,433
Apple, Inc.	47,325	9,967,592
AT&T, Inc.	736,290	14,070,502
Bank of America Corp.	199,518	7,934,831
Best Buy Company, Inc.	88,734	7,479,389
Bristol-Myers Squibb Company	150,042	6,231,244
Broadcom, Inc.	18,016	28,925,228
Chevron Corp.	41,679	6,519,429
Cisco Systems, Inc.	315,142	14,972,396
Columbia Banking System, Inc.	332,888	6,621,142
Cummins, Inc.	41,679	11,542,165
CVS Health Corp.	119,657	7,066,942
Dell Technologies, Inc., Class C	105,675	14,573,639
Dow, Inc.	185,535	9,842,632
Duke Energy Corp.	70,718	7,088,065
Eli Lilly & Company	8,874	8,034,342
Emerson Electric Company	64,534	7,109,065
Entergy Corp.	72,870	7,797,090
Enterprise Products Partners LP	584,034	16,925,305
Essential Utilities, Inc.	178,814	6,675,127
Hasbro, Inc.	148,160	8,667,360
Hewlett Packard Enterprise Company	554,725	11,743,528
IBM Corp.	140,092	24,228,911
Iron Mountain, Inc.	254,103	22,772,711
Johnson & Johnson	46,518	6,799,071
JPMorgan Chase & Co.	67,761	13,705,340
KLA Corp.	17,478	14,410,786
Lazard, Inc.	323,477	12,350,352
Linde PLC	14,520	6,371,521
Lockheed Martin Corp.	13,982	6,530,992
LyondellBasell Industries NV, Class A	138,427	13,241,927
McDonald’s Corp.	24,738	6,304,232
Merck & Company, Inc.	68,298	8,455,292
Meta Platforms, Inc., Class A	13,445	6,779,238
MetLife, Inc.	177,200	12,437,668
Microsoft Corp.	67,223	30,045,320
Mondelez International, Inc., Class A	94,381	6,176,293
MPLX LP	317,222	13,510,485
MSC Industrial Direct Company, Inc., Class A	135,791	10,769,584
NetApp, Inc.	90,886	11,706,117
NextEra Energy, Inc.	158,108	11,195,627
NiSource, Inc.	364,080	10,489,145
Omnicom Group, Inc.	90,886	8,152,474
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Paychex, Inc.	54,316	$6,439,705
PepsiCo, Inc.	42,837	7,065,106
Pfizer, Inc.	244,423	6,838,956
Philip Morris International, Inc.	185,541	18,800,870
Pinnacle West Capital Corp.	94,650	7,229,367
Realty Income Corp.	182,550	9,642,291
Regions Financial Corp.	347,677	6,967,447
RTX Corp.	78,785	7,909,226
Salesforce, Inc.	27,597	7,095,189
Texas Instruments, Inc.	75,290	14,646,164
The Coca-Cola Company	118,044	7,513,501
The Home Depot, Inc.	18,823	6,479,630
The PNC Financial Services Group, Inc.	47,863	7,441,739
The Williams Companies, Inc.	215,652	9,165,210
Truist Financial Corp.	204,358	7,939,308
U.S. Bancorp	188,225	7,472,533
United Parcel Service, Inc., Class B	52,702	7,212,269
UnitedHealth Group, Inc.	12,638	6,436,028
Vail Resorts, Inc.	36,300	6,538,719
Verizon Communications, Inc.	301,136	12,418,849
VICI Properties, Inc.	333,725	9,557,884
Walmart, Inc.	132,026	8,939,480
WEC Energy Group, Inc.	101,642	7,974,831

	Yield (%)	Shares	Value
Short-term investments 0.5%			$5,811,203
(Cost $5,810,738)
Short-term funds 0.5%			5,811,203
John Hancock Collateral Trust (D)	5.2940(E)	581,306	5,811,203

Total investments (Cost $863,762,594) 96.6%	$1,197,486,225
Other assets and liabilities, net 3.4%	42,258,263
Total net assets 100.0%	$1,239,744,488

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-24. The value of securities on loan amounted to $5,508,240.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-24.
The fund had the following sector composition as a percentage of net assets on 6-30-24:
Information technology	18.8%
Health care	12.7%
Financials	12.5%
Consumer staples	9.2%
Communication services	8.3%
Industrials	8.2%
Utilities	7.3%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Energy	6.2%
Consumer discretionary	6.1%
Real estate	3.9%
Materials	2.9%
Short-term investments and other	3.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$11,354,708	—	$11,354,708	—
Canada	68,022,607	$68,022,607	—	—
France	80,463,289	—	80,463,289	—
Germany	63,260,643	—	63,260,643	—
Ireland	9,905,024	9,905,024	—	—
Italy	12,635,470	—	12,635,470	—
Japan	13,491,051	—	13,491,051	—
South Korea	27,515,818	—	27,515,818	—
Switzerland	40,018,226	7,972,979	32,045,247	—
Taiwan	20,096,607	20,096,607	—	—
United Kingdom	117,376,584	35,278,016	82,098,568	—
United States	727,534,995	727,534,995	—	—
Short-term investments	5,811,203	5,811,203	—	—
Total investments in securities	$1,197,486,225	$874,621,431	$322,864,794	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	581,306	—	$76,238,570	$(70,428,797)	$965	$465	$24,125	—	$5,811,203
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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